Pension and Other Postretirement Benefits - Summary of Plan Asset Allocations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plan [Member]
Plan Asset Allocation, Equity	30.00%	36.00%
Plan Asset Allocation, Fixed Income	62.00%	56.00%
Plan Asset Allocation, Other	8.00%	8.00%	7.00%
Plan Asset Allocation, Total	100.00%	100.00%
Target Plan Asset Allocation, Equity	32.00%	38.00%	53.00%
Target Plan Asset Allocation, Fixed Income	62.00%	54.00%	40.00%
Target Plan Asset Allocation, Other	6.00%	8.00%
Target Plan Asset Allocation, Total	100.00%	100.00%
Other Postretirement Benefits [Member]
Plan Asset Allocation, Equity	62.00%	62.00%
Plan Asset Allocation, Fixed Income	36.00%	36.00%
Plan Asset Allocation, Cash	2.00%	2.00%
Plan Asset Allocation, Total	100.00%	100.00%
Target Plan Asset Allocation, Equity	60.00%	60.00%
Target Plan Asset Allocation, Fixed Income	35.00%	35.00%
Target Plan Asset Allocation, Cash	5.00%	5.00%
Target Plan Asset Allocation, Total	100.00%	100.00%